Label	Element	Value
Issued capital [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	$ 159,170,000
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	$ 159,858,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	219,199,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	206,732,000
Share premium [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	$ 25,208,000
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	32,490,000
Retained earnings [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	1,851,942,000
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	1,738,166,000
Impact Of Initial Application Of New IFRS On Retained Earnings	gil_ImpactOfInitialApplicationOfNewIFRSOnRetainedEarnings	(1,515,000)
Impact Of Initial Application Of New IFRS On Retained Earnings	gil_ImpactOfInitialApplicationOfNewIFRSOnRetainedEarnings	(2,176,000)
Accumulated other comprehensive income [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	13,540,000
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	$ 3,382,000